Loans and Allowance for Loan Losses - Classes of loans (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less Allowance for loan losses	$ 3,406,434	$ 3,339,464
Net loans	180,639,502	173,753,059
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	184,054,541	177,086,150
Less Net deferred loan fees	8,605	(6,373)
Less Allowance for loan losses	3,406,434	3,339,464
Net loans	180,639,502	173,753,059
Loans Receivable | Mortgage loans on real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	129,942,123	122,485,403
Loans Receivable | Residential 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	44,286,657	41,386,147
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	38,920,692	30,973,177
Loans Receivable | Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	35,005,662	37,392,116
Loans Receivable | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	11,729,112	12,733,963
Loans Receivable | Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	29,946,928	29,046,437
Loans Receivable | Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	10,559,593	10,982,491
Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 13,605,897	$ 14,571,819